Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 280,559	$ 110,213
Restricted cash, current		25,026
Accounts receivable, net	130,340	85,491
Contract assets	57,358	30,632
Prepaid expenses	66,150	27,333
Other current assets	15,276	9,902
Total current assets	549,683	288,597
Property and equipment, net	32,322	19,016
Intangible assets, net	144,203	115,539
Operating lease right-of-use assets	28,321	7,488
Goodwill	338,049	326,011
Deferred tax asset	1,643	1,192
Investments	32,585	31,717
Other assets	3,481	2,706
Total assets	1,130,287	792,266
Current liabilities:
Accounts payable	112,246	36,661
Accrued expenses	118,017	79,172
Deferred revenue	97,098	73,388
Current debt		19
Operating lease liabilities, current	5,024	3,003
Other current liabilities	20,498	9,327
Total current liabilities	352,883	201,570
Deferred tax liability	7,186	13,802
Operating lease liabilities, non-current	25,471	4,489
Other liabilities	20,272	0
Total liabilities	405,812	219,861
Commitments and contingencies (Note 21)
Shareholders' deficit
Additional paid-in capital	1,992,257	1,700,065
Treasury stock, at cost, 4,105,948 shares at December 31, 2025 and December 31, 2024	(17,653)	(17,653)
Accumulated deficit	(1,199,108)	(1,087,527)
Accumulated other comprehensive loss	(53,526)	(24,635)
Total shareholders' equity	724,475	572,405
Total liabilities and shareholders' equity	1,130,287	792,266
Common Class B [Member]
Shareholders' deficit
Common shares, Value	1	2
Common Stock Other Than B Shares [Member]
Shareholders' deficit
Common shares, Value	$ 2,504	$ 2,153